Offerings - Offering: 1	Sep. 15, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 15,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,071.50
Offering Note	This valuation assumes the acquisition of up to an aggregate purchase price of $15 million shares of Beacon Topco, Inc. ("Topco") common stock, par value $0.0001 per share ("Topco Common Stock") pursuant to the self-tender offer (the "Self-Tender Offer") described in the prospectus forming a part of the registration statement filed by Topco on Form S-4 (Registration No. 333-291359), relating to the transactions described in the Schedule TO with which this exhibit is filed. The amount of the filing fee, calculated in accordance with Rule 0-11 under the Exchange Act, as modified by Order Making Fiscal Year 2026 Annual Adjustments to Registration Fee Rates (Release Nos. 33-11384, 34-103768 August 25, 2025), equals $138.10 per million dollars of the Transaction Valuation.